UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 11, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2006.

Report for the Calendar Year or Quarter Ended:     SEPTEMBER 30, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  January 18, 2006


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       7

Form 13F Information Table Value Total:       487,959,000



List of Other Included Managers:











                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMEGY BANCORP			CS		02343R102    21294  940964   SH		SOLE		    940964
MBNA CORP			CS		55262L100   162148 6580700   SH		SOLE		   6580700
MCI INC				CS		552691107   123043 4848019   SH		SOLE		   4848019
MAYTAG CORP			CS		578592107     3653  199400   SH		SOLE		    199400
PUBLIC SERVICE ENTERPRISE	CS		744573106    54173  842500   SH		SOLE		    842500
PACIFIC HEALTH SYSTEMS W/UNH	CS		695112102    16794  210500   SH		SOLE		    210500
AT&T CORP			CS		001957505   106854 5391205   SH		SOLE		   5391205
							    487959